DEBT (Summary of Outstanding Debt) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
DEBT [Line Items]
Total principal	$ 2,785,067	$ 2,764,900
Unamortized discount	(10,154)	(9,478)
Unamortized debt issuance cost	(12,631)	(15,951)
Total debt	2,762,282	2,739,471
Less: Current portion of long-term debt	(26,977)	(22,833)
Total long-term debt	2,735,305	2,716,638
First Lien Term Loan (due November 2031) [Member]
DEBT [Line Items]
Total principal	$ 2,750,000	2,728,766
Line of credit maturity date	November 2031
Secured Commercial Loans [Member]
DEBT [Line Items]
Total principal	$ 30,267	31,867
Total debt	30,300	31,900
Notes Payable [Member]
DEBT [Line Items]
Total principal	$ 4,800	$ 4,267